Schedule of Investments
March 31, 2021 (unaudited)
Mathew 25 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 88.64%

Carpets & Rugs - 2.99%
Interface, Inc.	851,000	10,620,480

Air Courier Services - 10.00%
FedEx Corp.	125,000	35,505,000

Business Services - 1.20%
MasterCard, Inc. Class A	12,000	4,272,600
The Depository Trust & Clearing Corp. (2) (4)	1	3,707

		4,276,307

Electronic Computers - 5.51%
Apple, Inc.	160,000	19,544,000

Federal & Federally - Sponsored Credit Agencies - 6.77%
Federal Agricultural Mortgage Corp. Class A	83,499	7,514,075
Federal Agricultural Mortgage Corp. Class C	133,700	13,466,264
Federal National Mortgage Association Fannie Mae (2)	147,500	3,053,250

		24,033,589

Fire, Marine & Casualty Insurance - 4.35%
Berkshire Hathaway, Inc. Class A (2)	40	15,428,080

Investment Advice - 4.96%
KKR & Co., Inc. Class A	360,000	17,586,000

National Commercial Bank - 4.72%
JP Morgan Chase & Co.	110,000	16,745,300

Pharmaceutical Preparations - 1.33%
Pfizer, Inc.	130,000	4,709,900

Radio & Tv Broadcasting & Communication Equipment - 4.30%
QUALCOMM, Inc.	115,000	15,247,850

Railroads, Line-Haul Operations - 5.58%
Kansas City Southern	75,000	19,794,000

Retail-Catalog & Mail-Order Houses - 2.75%
Amazon.com, Inc. (2)	3,150	9,746,352

Security Brokers, Dealers & Exchanges - 14.74%
Goldman Sachs Group, Inc.	160,000	52,320,000

Services-Amusement & Recreation Services - 1.05%
Madison Square Garden Entertainment Corp. Class A (2)	45,500	3,721,900

Services-Computer Programming, Data Processing, Etc. - 7.88%
Facebook, Inc. Class A (2)	95,000	27,980,350

State Commercial Banks - 3.56%
East West Bancorp, Inc.	171,000	12,619,800

Transportation Equipment - 6.96%
Polaris Industries, Inc.	185,000	24,697,500

Total Common Stock	(Cost $ 127,665,983)	314,576,408

Preferred Stock - 5.20%

Government Agencies - 1.53%
Fannie Mae - Series F perpetual, 0.000% (2-Year CMT - 0.160%)	669,500	5,422,950
Fannie Mae - Series G perpetual, 0.000% (2-Year CMT - 0.180%)	364,000	2,821,000
Fannie Mae - Series L perpetual, 5.125%	213,500	1,814,750
Fannie Mae - Series M perpetual, 4.750%	432,500	3,589,750
Fannie Mae - Series O perpetual, 0.000% (10-Year CMT + 2.375%)	143,800	1,265,440
Fannie Mae - Series P perpetual, 0.000% (3-Month LIBOR + 0.750%)	805,850	3,545,740

Total Preferred Stock	(Cost $ 19,360,016)	18,459,630

Real Estate Investment Trusts - 5.55%

Brandywine Realty Trust	1,525,000	19,687,750

Total Real Estate Investment Trusts	(Cost $ 16,192,985)	19,687,750

Money Market Registered Investment Companies - 0.76%

First American Government Obligation Fund Class Z, 0.03% (3)	2,703,521	2,703,521

Total Money Market Registered Investment Companies	(Cost $ 2,703,521)	2,703,521

Total Investments - 100.15%	(Cost $ 165,922,505)	355,427,309

Liabilities in Excess of Other Assets - -.15%		(536,986)

Total Net Assets - 100.00%		354,890,323

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

		Investments in
Valuation Inputs		Securities
Level 1 - Quoted Prices		$355,423,602
Level 2 - Other Significant Observable Inputs		0
Level 3 - Significant Unobservable Inputs		3,707
Total		$355,427,309

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the rate shown represents the yield at March 31, 2021.
(4) Fair valued security deemed as Level 3 security.